                                                    STAGECOACH FUNDS-Registered
                                                                     Trademark-


                   Annual Report
                    MONEY MARKET
                           Funds


                              National Tax-Free Money Market Fund
                              Prime Money Market Fund
                              Treasury Plus Money Market Fund

                              Institutional Class

                               March 31, 1999

Money Market Funds                                             TABLE OF CONTENTS
------------------------------------------------------------------------

    LETTER TO SHAREHOLDERS...........................................1

    INVESTMENT ADVISOR COMMENTARY AND
    PERFORMANCE AT A GLANCE

        Prime Money Market Fund......................................3

        Treasury Plus Money Market Fund..............................3

        National Tax-Free Money Market Fund..........................6

    PORTFOLIOS OF INVESTMENTS

        National Tax-Free Money Market Fund..........................8

        Prime Money Market Fund.....................................14

        Treasury Plus Money Market Fund.............................18

    STAGECOACH FUNDS

        Statement of Assets and Liabilities.........................20

        Statement of Operations.....................................21

        Statements of Changes in Net Assets.........................22

        Financial Highlights........................................24

        Notes to Financial Statements...............................33

    INDEPENDENT AUDITORS' REPORT....................................42

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                                        Money Market Funds
------------------------------------------------------------------------

TO OUR SHAREHOLDERS

  Thank you for investing in the Stagecoach Funds.
  We're pleased to provide you with this annual report for the period ended March 31, 1999. The report provides information about your investment over the 12-month period, including economic and market trends, a performance summary, a portfolio review and a strategic outlook.
  The Stagecoach Funds experienced another year of significant growth, with net assets increasing from $25 billion to $29 billion during the 12-month period ended March 31, 1999. We believe our success can be partly attributed to the confidence and support of our shareholders generated by the continued positive performance of many of the Funds. Of course, we'll do our best to provide prudent management to maintain and earn that confidence.
  The 12-month period that ended March 31, 1999 was marked by significant volatility. Stocks marched steadily upward early in the period, but later surrendered some of those gains during a sell-off in the stock market last summer. Last summer and fall, global financial turmoil disrupted the U.S. financial markets, but the economy still benefited from overseas flight to capital and aggressive monetary easing by the Federal Reserve Board that drove interest rates down to historic lows. By the end of the year, the stock market had set new highs as broad stock indexes were propelled higher by a series of upbeat earnings reports, and the economy's two-tiered performance produced solid economic growth. Overall, bond yields are significantly lower than they were a year ago, and fundamentals still point toward healthy growth during the balance of 1999. The combination of subdued inflation, moderating economic growth and strong foreign demand should set the stage for lower interest rates.
  During the 12-month period ended March 31, 1999, stocks, as measured by the S&P 500 Index,(1) returned 18.49%. The U.S. Government bond market increased

Money Market Funds                                        LETTER TO SHAREHOLDERS
------------------------------------------------------------------------

7.01% as measured by the Lehman Brothers Long Government Bond Index(2) during the period. Most shorter-dated money market yields dropped late in the period, while yields on longer-dated papers rose.
  According to the Investment Company Institute, an estimated 44 million U.S. households, or 77.3 million individual investors, owned mutual funds in 1998. Many of these investors have benefited from unprecedented growth in the market. While the latest signs of economic strength are positive, investors should manage their expectations. The challenges of investing in today's markets make mutual funds one of the most popular investment vehicles. We recommend that you continually review your investment portfolio with your financial consultant to determine an appropriate mix of investments to meet your ongoing needs.
  Over the years, the Stagecoach Funds have built a reputation for innovation, leadership and commitment to investors. We understand you have a variety of investment options and we appreciate your confidence in selecting us to help you meet your financial goals. Thank you again for your continued investment with the Stagecoach Funds.

Sincerely,

/s/ Michael J. Hogan
Michael J. Hogan
Senior Vice President
Wells Fargo Bank,
Mutual Fund Group

/s/ R. Greg Feltus
R. Greg Feltus
Chairman and President of
Stagecoach Funds

1 The "S&P 500 Index" is a trademark of the Standard and Poor's Corporation. The
  S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets.

2 The Lehman Brothers Long Government Bond Index is an unmanaged index composed of U.S. Treasury bonds with 20-year or longer maturities.

INVESTMENT ADVISOR COMMENTARY                                 Money Market Funds
------------------------------------------------------------------------

PRIME MONEY MARKET FUND - INSTITUTIONAL CLASS

TREASURY PLUS MONEY MARKET FUND - INSTITUTIONAL CLASS

  TWO STAGECOACH MONEY MARKET FUNDS (EACH, A "FUND," COLLECTIVELY, THE "FUNDS") WILL BE HIGHLIGHTED IN THE FOLLOWING MANAGER DISCUSSION AND ANALYSIS.
  The Stagecoach Prime Money Market Fund seeks to provide investors with maximized current income to the extent consistent with preservation of capital and maintenance of liquidity.
  The Stagecoach Treasury Plus Money Market Fund seeks to provide investors with current income and stability of principal. The name of the Fund changed from Stagecoach Treasury Money Market Mutual Fund on August 1, 1998.
  The Funds are managed by Michael Neitzke of Wells Capital Management Incorporated. Mr. Neitzke joined Wells Fargo Bank in 1996 from First Interstate Capital Management. He has more than a decade of experience in managing taxable money market mutual funds at First Interstate Bank and Union Capital Advisors. He holds a B.A. in Finance from California State University, Los Angeles.

PERFORMANCE SUMMARY
  For the 12-month period ending March 31, 1999, the Stagecoach Money Market Funds' cumulative total returns were as follows:
--------------------------------------------------

PRIME MONEY MARKET FUND                              5.31%
TREASURY PLUS MONEY MARKET FUND                      5.04%

  The seven-day current yields for the Stagecoach Money Market Funds as of March 31, 1999, were as follows:
--------------------------------------------------

 PRIME MONEY MARKET FUND                             4.79%
 TREASURY PLUS MONEY MARKET FUND                     4.64%

Money Market Funds                                 INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

  Keep in mind that past performance is no guarantee of future results.

PORTFOLIO REVIEW
  Throughout the period, there were several events that affected the financial markets. Perhaps the most significant was the series of interest rate cuts by the Federal Reserve Board (the Fed) late in 1998. These cuts were a result of serious credit/liquidity problems overseas and problems with several large U.S. hedge funds. It was clear the Fed was committed to maintaining liquidity in the markets by lowering interest rates. By adding later-dated securities to our portfolios, we were able to maintain competitive yields in the low interest rate environment.
  The Funds always maintain a core position in repurchase agreements and other short-dated securities when they are trading at the upper end of their expected range.

STRATEGIC OUTLOOK
  With international and domestic markets relatively stable and inflation under control, interest rates are expected to remain in a fairly narrow trading range. However, as proven in late 1998, the Fed stands ready to provide necessary liquidity by further lowering interest rates if global markets continue to experience credit/ liquidity problems. The Funds are well positioned given current international economic conditions and low interest rates. We believe interest rates may remain unchanged at least until year-end, and we will maintain the Funds' longer than average maturity structure. We believe it's prudent to focus more on credit quality, stability, capital preservation and liquidity, rather than purely on yield.

Figures quoted represent past performance, which is no guarantee of future results. The Funds are neither insured nor guaranteed by the U.S. Government.

The Funds' manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions, the Funds' returns would have been lower. There is no guarantee such reductions will continue.

INVESTMENT ADVISOR COMMENTARY                                 Money Market Funds
------------------------------------------------------------------------

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Money Market Funds                                 INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND - INSTITUTIONAL CLASS

  The Stagecoach National Tax-Free Money Market Fund seeks to provide investors with a high level of income exempt from federal income tax, while preserving capital and liquidity.
  The Fund is managed by Kevin Shaughnessy of Wells Capital Management Incorporated. Mr. Shaughnessy joined Wells Fargo Bank in 1996 from Lehman Brothers. He holds a B.S. degree in Business Administration and an M.B.A. in Finance from California State University, Hayward. Mr. Shaughnessy has more than 10 years of experience in the investment industry and is a Chartered Financial Analyst candidate.

PERFORMANCE SUMMARY
  The cumulative total return for the 12-month period ended March 31, 1999, for the Stagecoach National Tax-Free Money Market Fund was 3.01%. The seven-day current yield for the Stagecoach National Tax-Free Money Market Fund as of March 31, 1999, was 2.86%.
  These tax-free yields are generally higher than the after-tax return on a comparable taxable investment. For example, in order to match a 2.86% tax-free yield, an investor in the maximum 39.60% federal income tax bracket would need to earn 4.74% on a taxable investment. Keep in mind that past performance is no guarantee of future results.

PORTFOLIO REVIEW
  As a result of the low interest rate environment and in anticipation of an interest rate decrease by the Federal Reserve Board, we lengthened each Fund's weighted average maturity early in the 12-month period. Weighted average maturity is an indication of a fund's sensitivity to interest rates.
  Considering seasonal influences in the market, our strategy to increase maturity early in the period was made in an attempt to capture higher yields offered by securities such as one-year tax-exempt notes and commercial paper. In addition, we decreased our exposure

INVESTMENT ADVISOR COMMENTARY                                 Money Market Funds
------------------------------------------------------------------------

to variable-rate securities. During the first quarter of 1999, most shorter-dated money market yields dropped, while yields on longer-dated paper rose. Yields were lower in January and February, while slightly higher in March. In anticipation of shareholders drawing on their funds during tax season, we shortened maturities late in the period.

STRATEGIC OUTLOOK
  Since yields have already declined in the money fund market, we will continue to maintain longer maturities in our Funds and will increase our fixed-rate exposure if we feel security prices are attractive. We believe the Federal Reserve Board will remain neutral in its outlook toward interest rates. With the expectation that short-term issuance of notes will remain thin, we will focus on maintaining our strong position in liquid paper to handle cash outflows.
  Overall, we feel the Funds are positioned well given the international economic condition and low interest rate environment. We intend to maintain our emphasis on preservation of principal, high liquidity, credit quality and the highest possible tax-exempt returns for our clients.

Figures quoted represent past performance, which is no guarantee of future results. The Fund is neither insured nor guaranteed by the U.S. Government.

A portion of the Fund's distributions may be subject to federal, state, and/ or local taxes or the alternative minimum tax (AMT).

The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions, the Fund's returns would have been lower. There is no guarantee such reductions will continue.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

National Tax-Free Money Market Fund    PORTFOLIO OF INVESTMENTS - MARCH 31, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES - 90.62%
             ALABAMA - 1.46%
$ 1,300,000  Stevenson AL IDA The Mead Corporation Series C       3.35 %        11/01/33   $   1,300,000

             ARIZONA - 3.38%
$ 2,000,000  Arizona School District Tax Antic Financing
               Project COP Series A                               4.10 %        07/30/99   $   2,003,377
  1,000,000  Arizona Tax Antic Notes COP Series B                 4.20          07/30/99       1,004,107
                                                                                           --------------
                                                                                           $   3,007,484

             CALIFORNIA - 3.38%
$ 2,000,000  California Higher Education Authority Series
               E-5                                                3.80 %        12/01/25   $   2,000,000
  1,000,000  California State PCFA Stanislaus Project AMT
               LOC - Swiss Bank                                   3.05          12/01/17       1,000,000
                                                                                           --------------
                                                                                           $   3,000,000

             COLORADO - 3.38%
$ 2,500,000  Colorado State HFFA Revenue North Colorado
               Medical Center                                     3.00 %        05/15/20   $   2,500,000
    500,000  Douglas County CO MFHR Autumn Chase Project          3.10          07/01/06         500,000
                                                                                           --------------
                                                                                           $   3,000,000

             FLORIDA - 9.98%
$ 1,875,000  Florida State COP Series 117                         3.09 %        07/01/27   $   1,875,000
  1,000,000  Indian River FL CP                                   2.90          05/03/99       1,000,000
  3,500,000  Palm Beach FL CP                                     2.85          06/01/99       3,500,000
  2,495,000  Tampa FL Sports Authority Revenue Series 98          3.05          01/01/27       2,495,000
                                                                                           --------------
                                                                                           $   8,870,000

PORTFOLIO OF INVESTMENTS - MARCH 31, 1999    National Tax-Free Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             GEORGIA - 5.30%
$ 2,000,000  Dougherty County GA School District                  3.90 %        03/01/00   $   2,014,298
    700,000  Georgia Municipal Gas Authority Revenue Gas
               Portfolio II Project Series A                      2.90          11/01/06         700,000
  2,000,000  Georgia Municipal Gas Authority Revenue Gas
               Portfolio II Project Series C                      2.90          01/01/08       2,000,000
                                                                                           --------------
                                                                                           $   4,714,298

             HAWAII - 2.53%
$ 2,250,000  Hawaii State GO                                      3.16 %        03/01/14   $   2,250,000

             ILLINOIS - 5.19%
$ 2,310,000  Illinois HFFA                                        2.80 %        05/19/99   $   2,310,000
  1,300,000  Illinois HFFA Loyola University Health System
               Series B                                           2.90          07/01/24       1,300,000
  1,000,000  Illinois State Toll Highway Authority Revenue
               Series B                                           3.05          01/01/17       1,000,000
                                                                                           --------------
                                                                                           $   4,610,000

             INDIANA - 6.48%
$ 1,000,000  Fort Wayne IN Hospital Authority Revenue
               Parkview Memorial Hospital Series B                3.00 %        01/01/16   $   1,000,000
  3,500,000  Indiana State Environmental Development
               Financing Authority Revenue                        3.00          08/05/99       3,500,000
    360,000  Indianapolis IN Resource Recovery Revenue            3.35          12/01/16         360,000
    900,000  Princeton IN PCR PSI Energy Incorporated             3.30          04/01/22         900,000
                                                                                           --------------
                                                                                           $   5,760,000

National Tax-Free Money Market Fund    PORTFOLIO OF INVESTMENTS - MARCH 31, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             IOWA - 1.35%
$ 1,200,000  Iowa Financing Authority                             3.35 %        05/01/25   $   1,200,000

             LOUISIANA - 3.94%
$ 1,000,000  De Soto Parish LA PCR Central Louisiana
               Electric Company Series A                          2.95 %        07/01/18   $   1,000,000
  1,500,000  Plaquemines LA Port Harbor & Terminal District       3.60          03/15/06       1,500,000
  1,000,000  St. Charles Parish LA PCR Shell Oil Company
               Norco Project                                      3.30          09/01/23       1,000,000
                                                                                           --------------
                                                                                           $   3,500,000

             MAINE - 3.99%
$ 3,545,000  Regular Waste ME Solid Waste Recovery Revenue
               Series M                                           3.15 %        07/01/04   $   3,545,000

             MARYLAND - 5.40%
$ 2,000,000  Maryland State GO                                    3.07 %        08/01/12   $   2,000,000
  2,800,000  Maryland State GO CP                                 3.10          04/21/99       2,800,000
                                                                                           --------------
                                                                                           $   4,800,000

             MICHIGAN - 3.71%
$ 2,800,000  Michigan State GO CP                                 2.60 %        05/05/99   $   2,800,000
    500,000  Michigan State Strategic Fund Limited
               Obligation Revenue                                 3.30          09/01/30         500,000
                                                                                           --------------
                                                                                           $   3,300,000

             MISSOURI - 1.12%
$ 1,000,000  Missouri State Health & Educational Facilities
               Revenue St. Francis Medical Center LOC -
               Credit Local De France Series A                    3.15 %        06/01/26   $   1,000,000

PORTFOLIO OF INVESTMENTS - MARCH 31, 1999    National Tax-Free Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             NEW YORK - 5.42%
$ 1,200,000  New York City GO Series B-2                          3.30 %        08/15/03   $   1,200,000
  1,400,000  New York NY GO Subseries A-8                         3.30          08/01/18       1,400,000
  1,215,000  New York State Subseries A-8 LOC - Sanwa Bank
               Ltd                                                3.30          08/01/17       1,215,000
  1,000,000  Suffolk County NY Industrial Development
               Revenue Target Rock Corporation                    2.80          02/01/07       1,000,000
                                                                                           --------------
                                                                                           $   4,815,000

             NORTH CAROLINA - 3.26%
$ 1,800,000  Greensboro NC Enterprise System Revenue Series
               B                                                  3.10 %        06/01/24   $   1,800,000
    700,000  North Carolina Community Medical Care Revenue
               Baptist Hospitals Project Series B                 3.05          06/01/22         700,000
    300,000  North Carolina Medical Care Community Hospital
               Revenue Moses H. Cone Memorial Hospital
               Project                                            3.10          09/01/02         300,000
    100,000  Wake County NC PCR Carolina Power & Light
               Company Project                                    3.15          03/01/17         100,000
                                                                                           --------------
                                                                                           $   2,900,000

             OHIO - 1.12%
$ 1,000,000  Ohio Air Quality                                     2.90 %        05/03/99   $   1,000,000

             PENNSYLVANIA - 3.49%
$ 2,000,000  Allegheny County PA International Airport
               Revenue MBIA Insured                               5.00 %        01/01/00   $   2,025,723
  1,050,000  Northampton County PA Higher Education
               Authority Revenue MBIA Insured                     6.75          11/15/99       1,074,024
                                                                                           --------------
                                                                                           $   3,099,747

National Tax-Free Money Market Fund    PORTFOLIO OF INVESTMENTS - MARCH 31, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             SOUTH CAROLINA - 2.14%
$ 1,500,000  South Carolina Educational Facility Authority
               for Private Non-profit Furman University
               Project Series B                                   3.00 %        10/01/26   $   1,500,000
    400,000  South Carolina Jobs Economic Development
               Authority Hospital Facility Tuomey Regional
               Medical Center Series B                            3.00          11/01/25         400,000
                                                                                           --------------
                                                                                           $   1,900,000

             TEXAS - 3.94%
$ 2,500,000  Brazos TX Higher Education Authority Series B-1      3.00 %        06/01/23   $   2,500,000
  1,000,000  Panhandle-Plains TX Higher Education Student
               Loan Revenue Series B                              3.00          06/01/23       1,000,000
                                                                                           --------------
                                                                                           $   3,500,000

             UTAH - 0.56%
$   500,000  Utah Student Loan Revenue Series A                   3.10 %        11/01/23   $     500,000

             VIRGINIA - 3.14%
$ 2,787,000  Hampton VA Redevelopment & MFHR Avalon Pointe
               Project FNMA Collateralized                        3.00 %        06/15/26   $   2,787,000

PORTFOLIO OF INVESTMENTS - MARCH 31, 1999    National Tax-Free Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             WASHINGTON - 6.51%
$   815,000  Washington State GO Series E                         5.75 %        07/01/99   $     819,147
  2,000,000  Washington State Healthcare Facility Authority
               Revenue Fred Hutchinson Cancer Center              3.35          01/01/29       2,000,000
  1,200,000  Washington State Healthcare Facility Authority
               Revenue Sisters Providence Series C                3.15          10/01/05       1,200,000
  1,680,000  Washington State Power Supply Revenue Nuclear
               Project No. 3 Series B                             7.25          07/01/15       1,764,627
                                                                                           --------------
                                                                                           $   5,783,774

             WISCONSIN - 0.45%
$   400,000  Oak Creek WI PCR Wisconsin Electric Power
               Company Project                                    3.00 %        08/01/16   $     400,000
                                                                                           --------------
             TOTAL MUNICIPAL SECURITIES                                                    $  80,542,303
             (Cost $80,542,303)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $80,542,303)*                                      90.62%               $  80,542,303
                (Notes 1 and 3)
              Other Assets and Liabilities, Net                         9.38                    8,336,284
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  88,878,587
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  + SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

Prime Money Market Fund                PORTFOLIO OF INVESTMENTS - MARCH 31, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             VARIABLE AND FLOATING RATE BONDS - 10.61%

$90,000,000  Abbey National Treasury Service                      4.80 %        07/15/99   $   89,983,574
 75,000,000  Bank of America Corporation                          4.83          04/27/99       74,998,451
 40,000,000  Commercial Bank                                      4.82          07/13/99       39,993,326
 30,000,000  First Union National Bank                            4.87          09/28/99       30,000,000
 75,000,000  Key Bank                                             4.83          10/04/99       74,985,081
 40,000,000  National Rural Utilities                             4.98          11/23/99       40,000,000
 25,000,000  Sigma Finance                                        5.13          08/23/99       25,000,000
 35,000,000  Sigma Finance                                        5.20          08/26/99       35,000,000
                                                                                           --------------
             TOTAL VARIABLE AND FLOATING RATE BONDS                                        $  409,960,432
             (Cost $409,960,432)

             COMMERCIAL PAPER - 42.01%

$50,000,000  Abbey National Corporation of North America          4.83 %#       05/07/99   $   49,758,500
 75,000,000  Associates First Capital                             4.83 #        05/11/99       74,597,500
 25,000,000  Atlantis One Funding Corporation                     4.81 #        04/27/99       24,909,542
 27,274,000  Atlantis One Funding Corporation                     4.85 #        05/14/99       27,110,788
100,000,000  Atlantis One Funding Corporation                     5.05 #        04/23/99       99,691,389
 30,000,000  Bank of America Corporation                          4.85 #        08/20/99       29,430,125
 50,000,000  Bank of America Corporation                          4.85 #        11/10/99       48,497,847
 50,000,000  CC USA Incorporated                                  4.85 #        06/11/99       49,521,736
 25,000,000  Commercial Credit Company++                          4.87 #        05/07/99       24,879,500
 75,000,000  Corporate Asset Funding++                            4.83 #        04/21/99       74,798,750
 24,978,000  Enterprise Funding Corporation++                     4.85 #        06/07/99       24,752,539
 30,000,000  Ford Motor Credit Company                            4.83 #        06/15/99       29,698,125
 50,000,000  Ford Motor Credit Corporation                        4.83 #        04/16/99       49,899,375
 70,000,000  Ford Motor Credit Corporation                        4.85 #        06/28/99       69,170,111
 15,000,000  General Electric Capital Services Incorporated       4.67 #        04/20/99       14,963,029
 25,000,000  General Electric Capital Services Incorporated       4.78 #        07/14/99       24,654,778
  9,000,000  General Electric Capital Services Incorporated       4.82 #        07/08/99        8,881,910
 40,000,000  Goldman Sachs Group LP                               4.86 #        04/07/99       39,967,600
 50,000,000  Goldman Sachs Group LP                               4.97 #        04/01/99       50,000,000

PORTFOLIO OF INVESTMENTS - MARCH 31, 1999                Prime Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             COMMERCIAL PAPER (CONTINUED)
$26,432,000  Greenwich Funding Corporation++                      4.86 %#       06/07/99   $   26,192,923
 50,406,000  Greenwich Funding Corporation++                      4.87 #        05/07/99       50,160,523
 50,000,000  Morgan Stanley Dean Witter                           4.86 #        05/14/99       49,709,750
 80,000,000  Morgan Stanley Dean Witter                           4.87 #        04/08/99       79,924,244
 50,000,000  National City Credit Corporation                     4.82 #        05/04/99       49,779,083
 30,000,000  National City Credit Corporation                     4.84 #        04/07/99       29,975,800
 29,641,000  Park Avenue Receivables Corporation++                4.84 #        04/14/99       29,589,194
 75,000,000  Preferred Receivables Funding++                      4.86 #        05/21/99       74,493,750
 73,416,000  Riverwoods Funding Corporation                       4.86 #        05/14/99       72,989,820
 50,000,000  Salomon Smith Barney Holdings                        4.80 #        04/20/99       49,873,333
 31,000,000  Sheffield Receivables Corporation++                  4.87 #        04/19/99       30,924,515
 20,600,000  Sheffield Receivables Corporation++                  4.87 #        04/22/99       20,541,479
 40,000,000  Sigma Finance Corporation                            4.84 #        04/30/99       39,844,044
 50,000,000  Variable Funding Corporation++                       4.82 #        05/13/99       49,716,500
 50,000,000  WCP Funding Incorporated++                           4.83 #        05/03/99       49,785,333
 20,475,000  WCP Funding Incorporated++                           4.86 #        05/07/99       20,375,492
 45,602,000  Windmill Funding Corporation++                       4.85 #        04/14/99       45,522,133
  9,000,000  Windmill Funding Corporation++                       4.85 #        05/12/99        8,950,288
 29,300,000  Xerox Corporation                                    4.70 #        04/16/99       29,242,621
                                                                                           --------------
             TOTAL COMMERCIAL PAPER                                                        $1,622,773,969
             (Cost $1,622,773,969)

             CORPORATE BONDS & NOTES - 14.63%

$15,000,000  Abbey National Treasury Service                      5.64 %        07/15/99   $   15,012,866
 25,000,000  Bank of America Corporation                          5.00          01/06/00       24,996,299
 10,000,000  FCC National Bank                                    5.67          06/01/99        9,998,000
100,000,000  First Union National Bank                            5.25          09/17/99      100,000,000
 50,000,000  Huntington National Bank                             4.97          10/26/99       49,991,592
 40,000,000  Huntington National Bank                             5.74          05/05/99       39,998,394
 50,000,000  IBM Credit Corporation                               5.27          04/07/00       49,964,318
 50,000,000  JP Morgan & Company Incorporated                     4.86          09/15/99       50,000,000
 50,000,000  Sigma Finance Incorporated                           5.04          02/02/00       50,000,000
 30,000,000  Sigma Finance Incorporated                           5.23          03/29/00       30,000,000

Prime Money Market Fund                PORTFOLIO OF INVESTMENTS - MARCH 31, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CORPORATE BONDS & NOTES (CONTINUED)
$50,000,000  CC USA Incorporated                                  5.78 %        06/11/99   $   49,998,065
 25,000,000  Centari Corporation                                  5.75          04/23/99       25,000,000
 30,000,000  First National Bank                                  5.73          05/19/99       29,996,970
 40,000,000  IBM Credit Corporation                               4.67          10/29/99       39,990,173
                                                                                           --------------
             TOTAL CORPORATE BONDS & NOTES                                                 $  564,946,677
             (Cost $564,946,677)

             CERTIFICATES OF DEPOSIT - 21.29%

$50,000,000  Abn-Amro Bank NV                                     5.30 %        03/09/00   $   49,981,928
 29,000,000  Barclays Bank PLC                                    5.79          05/04/99       29,001,127
 34,250,000  Bayerische Hypoverins Bank                           5.27          03/03/00       34,225,674
 50,000,000  Beta Finance                                         5.15          02/18/00       49,989,627
 20,000,000  Centari Corporation                                  5.78          04/19/99       20,000,000
 30,000,000  Chase Manhattan Bank                                 4.87          04/21/99       30,000,000
 30,000,000  Chase Manhattan Bank                                 5.06          05/12/99       30,000,000
 65,000,000  Chase Manhattan Bank                                 5.10          04/20/99       65,000,000
 30,000,000  CIBC                                                 5.04          06/29/99       30,000,000
100,000,000  CIBC                                                 5.07          04/13/99      100,000,000
 90,000,000  Deutsche Bank                                        4.88          05/04/99       90,000,000
 30,000,000  FCC National Bank                                    4.82          04/22/99       30,000,000
 60,000,000  National Westminster Bank                            5.13          03/17/00       59,986,153
 50,000,000  National Westminster Bank                            5.14          04/14/00       49,975,044
  9,100,000  Northern Trust Company                               4.78          04/05/99        9,100,000
 50,000,000  Old Kent Bank                                        5.00          08/18/99       50,000,000
 25,000,000  Swiss Bank                                           5.75          05/07/99       24,998,819
 50,000,000  U.S. Bank N.A.                                       4.86          04/28/99       50,000,000
 20,000,000  U.S. Bank N.A.                                       4.89          05/10/99       20,000,000
                                                                                           --------------
             TOTAL CERTIFICATES OF DEPOSIT                                                 $  822,258,372
             (Cost $822,258,372)

PORTFOLIO OF INVESTMENTS - MARCH 31, 1999                Prime Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             REPURCHASE AGREEMENTS - 12.41%

$219,989,000 Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         4.90          04/01/99   $  219,989,000
 40,798,000  JP Morgan Securities Incorporated Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              4.88          04/01/99       40,798,000
218,754,000  Morgan Stanley & Company Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         4.90          04/01/99      218,754,000
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $  479,541,000
             (Cost $479,541,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $3,899,480,450)* (Note 1)                         100.95%               $3,899,480,450
              Other Assets and Liabilities, Net                        (0.95)                  (36,567,316)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $3,862,913,134
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

 ++ REPRESENTS COMMERCIAL PAPER SOLD WITHIN TERMS OF PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 4(2) OF THE SECURITIES ACT OF 1933, THAT MAY BE RESOLD TO QUALIFIED INSTITUTIONAL BUYERS. THIS SECURITY WAS DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
  #  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

Treasury Plus Money Market Fund        PORTFOLIO OF INVESTMENTS - MARCH 31, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             U.S. TREASURY SECURITIES - 57.61%
             U.S. TREASURY BILLS - 29.84%
$50,000,000  U.S. Treasury Bills                                  4.39 %#       05/27/99   $   49,655,055
 75,000,000  U.S. Treasury Bills                                  4.40 #        06/10/99       74,354,688
250,000,000  U.S. Treasury Bills                                  4.54 #        04/22/99      249,307,583
275,000,000  U.S. Treasury Bills                                  4.58 #        04/19/99      274,337,563
                                                                                           --------------
                                                                                           $  647,654,889

             U.S. TREASURY NOTES - 27.77%
$20,000,000  U.S. Treasury Notes                                  5.38 %        01/31/00   $   20,074,989
 50,000,000  U.S. Treasury Notes                                  5.50          02/29/00       50,292,250
 50,000,000  U.S. Treasury Notes                                  5.63          11/30/99       50,328,335
 30,000,000  U.S. Treasury Notes                                  5.88          08/31/99       30,085,890
 60,000,000  U.S. Treasury Notes                                  6.00          06/30/99       60,237,737
 69,300,000  U.S. Treasury Notes                                  6.38          04/30/99       69,343,387
 60,000,000  U.S. Treasury Notes                                  6.38          07/15/99       60,161,614
 84,635,000  U.S. Treasury Notes                                  6.50          04/30/99       84,698,665
 50,000,000  U.S. Treasury Notes                                  6.75          06/30/99       50,252,783
 25,000,000  U.S. Treasury Notes                                  7.00          04/15/99       25,014,003
 50,000,000  U.S. Treasury Notes                                  7.13          02/29/00       50,986,190
 50,000,000  U.S. Treasury Notes                                  7.75          01/31/00       51,194,716
                                                                                           --------------
                                                                                           $  602,670,559
             TOTAL U.S. TREASURY SECURITIES                                                $1,250,325,448
             (Cost $1,250,325,448)

PORTFOLIO OF INVESTMENTS - MARCH 31, 1999        Treasury Plus Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             REPURCHASE AGREEMENTS - 42.32%

$138,620,000 Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         4.90 %        04/01/99   $  138,620,000
208,190,000  HSBC Securities Incorporated Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              4.90          04/01/99      208,190,000
290,697,000  JP Morgan Securities Incorporated Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              4.88          04/01/99      290,697,000
280,947,573  Morgan Stanley & Company Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         4.90          04/01/99      280,947,573
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $  918,454,573
             (Cost $918,454,573)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $2,168,780,021)*                                   99.93%               $2,168,780,021
                (Notes 1 and 3)
              Other Assets and Liabilities, Net                         0.07                     1,554,944
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $2,170,334,965
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  #  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES

The accompanying notes are an integral part of these financial statements.

Money Market Funds          STATEMENT OF ASSETS AND LIABILITIES - MARCH 31, 1999
------------------------------------------------------------------------

                                                NATIONAL
                                                TAX-FREE              PRIME      TREASURY PLUS
                                                   MONEY       MONEY MARKET       MONEY MARKET
                                             MARKET FUND               FUND               FUND

ASSETS
INVESTMENTS:
  In securities, at market value and
    cost (includes repurchase agreements
    of $479,541,000 for the Prime Money
    Market Fund and $918,454,573 for the
    Treasury Plus Money Market Fund)         $80,542,303     $3,899,480,450     $2,168,780,021
  Cash                                           566,915             69,313             12,037
RECEIVABLES
  Interest                                       436,185         30,030,609         10,119,139
  Investment securities sold                   8,950,000                  0                  0
Organization expenses, net of
  amortization                                    14,179             20,485             37,822
Prepaid expenses                                  15,575             13,585             11,420
TOTAL ASSETS                                  90,525,157      3,929,614,442      2,178,960,439

LIABILITIES
Payables:
  Investment securities purchased              1,300,000         49,975,044                  0
  Distribution to shareholders                   186,740         14,820,663          7,316,571
  Due to distributor (Note 2)                      3,061            307,109            225,453
  Due to adviser (Note 2)                         49,764          1,180,252            753,702
  Other                                          107,005            418,240            329,748
TOTAL LIABILITIES                              1,646,570         66,701,308          8,625,474
TOTAL NET ASSETS                             $88,878,587     $3,862,913,134     $2,170,334,965
NET ASSETS CONSIST OF:
  Paid-in capital                            $88,889,603     $3,862,876,341     $2,170,334,963
  Undistributed net realized gain (loss)
    on investments                               (11,016)            36,793                  2
TOTAL NET ASSETS                             $88,878,587     $3,862,913,134     $2,170,334,965

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets - Class A                         $64,949,916     $  577,213,058     $  543,902,576
Shares outstanding - Class A                  64,954,149        577,312,890        543,944,617
Net asset value and offering price per
  share - Class A                            $      1.00     $         1.00     $         1.00
Net assets - Administrative Class                    N/A     $  467,150,923     $  100,108,945
Shares outstanding - Administrative
  Class                                              N/A        467,089,055        100,094,495
Net asset value and offering price per
  share - Administrative Class                       N/A     $         1.00     $         1.00
Net assets - Class E                                 N/A                N/A     $  584,451,000
Shares outstanding - Class E                         N/A                N/A        584,444,940
Net asset value and offering price per
  share - Class E                                    N/A                N/A     $         1.00
Net assets - Institutional Class             $23,928,671     $1,704,093,157     $  493,986,652
Shares outstanding - Institutional Class      23,935,454      1,704,157,744        494,123,741
Net asset value and offering price per
  share - Institutional Class                $      1.00     $         1.00     $         1.00
Net assets - Service Class                           N/A     $1,114,455,996     $  447,885,792
Shares outstanding - Service Class                   N/A      1,114,564,632        447,903,025
Net asset value and offering price per
  share - Service Class                              N/A     $         1.00     $         1.00
----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS -
FOR THE YEAR ENDED MARCH 31, 1999                             Money Market Funds
------------------------------------------------------------------------

                                                  NATIONAL                          TREASURY
                                                  TAX-FREE            PRIME             PLUS
                                                     MONEY     MONEY MARKET     MONEY MARKET
                                               MARKET FUND             FUND             FUND

INVESTMENT INCOME
  Interest                                   $   3,367,704     $165,658,866     $113,540,868
TOTAL INVESTMENT INCOME                          3,367,704      165,658,866      113,540,868
EXPENSES (NOTE 2)
  Advisory fees                                    308,938        7,637,553        5,484,252
  Administration fees                               72,162        2,138,516        1,535,588
  Custody fees                                      17,216          510,193          366,353
  Shareholder servicing fees                       158,092        4,180,782        4,437,186
  Portfolio accounting fees                         80,957          672,501          500,237
  Transfer agency fees                              71,207        1,737,787        1,692,060
  Distribution fees                                  2,407           19,201           12,962
  Organization costs                                 8,800           13,660           25,216
  Legal and audit fees                              22,314          216,330          206,661
  Registration fees                                 36,072          390,714          256,359
  Directors' fees                                    2,531            2,746            2,746
  Shareholder reports                               61,591           56,565          130,621
  Other                                              7,571          107,842          109,350
Total Expenses                                     849,858       17,684,390       14,759,591
Less:
  Waived fees and reimbursed expenses             (288,766)      (4,583,494)      (3,680,209)
NET EXPENSES                                       561,092       13,100,896       11,079,382
NET INVESTMENT INCOME                            2,806,612      152,557,970      102,461,486
  Net realized gain (loss) on sale of
    investments                                       (327)          94,589           94,206
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                            $   2,806,285     $152,652,559     $102,555,692
--------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Money Market Funds                           STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------

                                               NATIONAL TAX-FREE MONEY MARKET FUND
                                             -------------------------------------
                                                                           FOR THE
                                                      FOR THE           YEAR ENDED
                                                   YEAR ENDED            MARCH 31,
                                               MARCH 31, 1999             1998 (1)

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                        $      2,806,612     $      2,217,909
Net realized gain (loss) on sale of
  investments                                            (327)             (10,252)
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                   2,806,285            2,207,657
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                        (1,624,736)          (1,076,631)
    ADMINISTRATIVE CLASS                                  N/A                  N/A
    CLASS E                                               N/A                  N/A
    INSTITUTIONAL CLASS                            (1,181,876)          (1,141,278)(4)
    SERVICE CLASS                                         N/A                  N/A
  From net realized gain on sale of
    investments
    CLASS A                                                 0                    0
    ADMINISTRATIVE CLASS                                  N/A                  N/A
    CLASS E                                               N/A                  N/A
    INSTITUTIONAL CLASS                                     0                    0(4)
    SERVICE CLASS                                         N/A                  N/A
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A             234,230,273          243,931,011
  Reinvestment of dividends - Class A               1,622,320              999,129
  Cost of shares redeemed - Class A              (230,195,239)        (220,887,156)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A                            5,657,354           24,042,984
  Proceeds from shares sold -
    Administrative Class                                  N/A                  N/A
  Reinvestment of dividends -
    Administrative Class                                  N/A                  N/A
  Cost of shares redeemed -
    Administrative Class                                  N/A                  N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - ADMINISTRATIVE CLASS                     N/A                  N/A
  Proceeds from shares sold - Class E                     N/A                  N/A
  Reinvestment of dividends - Class E                     N/A                  N/A
  Cost of shares redeemed - Class E                       N/A                  N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS E                                  N/A                  N/A
  Proceeds from shares sold -
    Institutional Class                           506,716,299          436,296,534(4)
  Reinvestment of dividends -
    Institutional Class                               214,647              226,125(4)
  Cost of shares redeemed -
    Institutional Class                          (537,304,518)        (382,213,633)(4)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS              (30,373,572)          54,309,026(4)
  Proceeds from shares sold - Service
    Class                                                 N/A                  N/A
  Reinvestment of dividends - Service
    Class                                                 N/A                  N/A
  Cost of shares redeemed - Service
    Class                                                 N/A                  N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - SERVICE CLASS                            N/A                  N/A
INCREASE (DECREASE) IN NET ASSETS                 (24,716,545)          78,341,758

NET ASSETS:
  Beginning net assets                            113,595,132           35,253,374
ENDING NET ASSETS                            $     88,878,587     $    113,595,132
----------------------------------------------------------------------------------

(1) "PROCEEDS FROM SHARES SOLD" INCLUDES $65,805,143 FOR THE INSTITUTIONAL CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND EXPRESS NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND.
(2) "PROCEEDS FROM SHARES SOLD" INCLUDES $524,869,336 FOR THE CLASS A SHARES AND $878,272,234 FOR THE ADMINISTRATIVE CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND EXPRESS MONEY MARKET FUND.
(3) "PROCEEDS FROM SHARES SOLD" INCLUDES $354,329,074 FOR THE CLASS A SHARES AND $206,192,634 FOR THE ADMINISTRATIVE CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND EXPRESS U.S. TREASURY MONEY MARKET FUND.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS                           Money Market Funds
------------------------------------------------------------------------

                                                         PRIME MONEY MARKET FUND         TREASURY PLUS MONEY MARKET FUND
                                             -----------------------------------     -----------------------------------
                                                                         FOR THE                                 FOR THE
                                                     FOR THE          YEAR ENDED             FOR THE          YEAR ENDED
                                                  YEAR ENDED           MARCH 31,          YEAR ENDED           MARCH 31,
                                              MARCH 31, 1999            1998 (2)      MARCH 31, 1999            1998 (3)

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                        $   152,557,970     $    89,057,989     $   102,461,486     $    92,254,980
Net realized gain (loss) on sale of
  investments                                         94,589             205,613              94,206             104,070
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                152,652,559          89,263,602         102,555,692          92,359,050
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                      (27,896,647)        (17,766,272)        (21,822,781)         (7,909,738)
    ADMINISTRATIVE CLASS                         (28,624,366)        (11,412,448)(4)      (6,110,905)         (2,844,289)(4)
    CLASS E                                              N/A                 N/A         (28,595,708)        (35,555,799)
    INSTITUTIONAL CLASS                          (55,769,695)        (30,624,015)        (24,663,853)        (25,427,944)
    SERVICE CLASS                                (40,267,262)        (29,255,254)        (21,268,239)        (20,517,210)
  From net realized gain on sale of
    investments
    CLASS A                                          (20,169)                  0             (28,818)             (1,806)
    ADMINISTRATIVE CLASS                             (21,999)                  0(4)           (6,270)                  0(4)
    CLASS E                                              N/A                 N/A             (34,041)            (30,443)
    INSTITUTIONAL CLASS                              (44,180)                  0             (29,922)            (24,671)
    SERVICE CLASS                                    (36,688)                  0             (27,945)            (15,375)
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A          3,566,811,184       2,095,338,042       1,880,148,228       1,005,876,144
  Reinvestment of dividends - Class A              7,603,683           3,165,358           4,574,374           1,522,843
  Cost of shares redeemed - Class A           (3,589,517,754)     (1,783,218,311)     (1,722,403,471)       (692,285,990)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A                         (15,102,887)        315,285,089         162,319,131         315,112,997
  Proceeds from shares sold -
    Administrative Class                       1,792,211,104       1,388,222,454(4)      211,237,826         267,085,382(4)
  Reinvestment of dividends -
    Administrative Class                          27,149,796           9,420,477(4)        6,183,801           2,351,192(4)
  Cost of shares redeemed -
    Administrative Class                      (1,953,181,855)       (796,735,143)(4)    (294,254,788)        (92,509,640)(4)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - ADMINISTRATIVE CLASS           (133,820,955)        600,907,788(4)      (76,833,161)        176,926,934(4)
  Proceeds from shares sold - Class E                    N/A                 N/A       1,690,444,889       1,732,685,997
  Reinvestment of dividends - Class E                    N/A                 N/A                   0                   0
  Cost of shares redeemed - Class E                      N/A                 N/A      (1,821,543,593)     (1,837,801,845)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS E                                 N/A                 N/A        (131,098,704)       (105,115,848)
  Proceeds from shares sold -
    Institutional Class                       10,313,551,923       2,512,557,623       5,020,036,817       1,810,109,209
  Reinvestment of dividends -
    Institutional Class                           19,732,250           8,027,719           5,523,692           3,525,822
  Cost of shares redeemed -
    Institutional Class                       (9,431,689,997)     (2,256,346,296)     (5,033,058,755)     (1,761,790,304)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS             901,594,176         264,239,046          (7,498,246)         51,844,727
  Proceeds from shares sold - Service
    Class                                      2,945,429,480       2,169,506,716       3,847,684,188       2,944,938,309
  Reinvestment of dividends - Service
    Class                                         20,604,434           1,912,601           5,368,260           1,738,759
  Cost of shares redeemed - Service
    Class                                     (2,505,257,696)     (2,143,905,641)     (3,772,268,891)     (3,062,973,983)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - SERVICE CLASS                   460,776,218          27,513,676          80,783,557        (116,296,915)
INCREASE (DECREASE) IN NET ASSETS              1,213,418,105       1,208,151,212          27,639,787         322,503,670

NET ASSETS:
  Beginning net assets                         2,649,495,029       1,441,343,817       2,142,695,178       1,820,191,508
ENDING NET ASSETS                            $ 3,862,913,134     $ 2,649,495,029     $ 2,170,334,965     $ 2,142,695,178
------------------------------------------------------------------------------------------------------------------------

(1) "PROCEEDS FROM SHARES SOLD" INCLUDES $65,805,143 FOR THE INSTITUTIONAL CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND EXPRESS NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND.
(2) "PROCEEDS FROM SHARES SOLD" INCLUDES $524,869,336 FOR THE CLASS A SHARES AND $878,272,234 FOR THE ADMINISTRATIVE CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND EXPRESS MONEY MARKET FUND.
(3) "PROCEEDS FROM SHARES SOLD" INCLUDES $354,329,074 FOR THE CLASS A SHARES AND $206,192,634 FOR THE ADMINISTRATIVE CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND EXPRESS U.S. TREASURY MONEY MARKET FUND.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
The accompanying notes are an integral part of these financial statements.

Money Market Funds                                          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                NATIONAL TAX-FREE MONEY MARKET FUND
                                                                                            CLASS A
                                            -------------------------------------------------------
                                                                                         SIX MONTHS
                                               YEAR ENDED           YEAR ENDED                ENDED
                                                MARCH 31,            MARCH 31,            MARCH 31,
                                                     1999                 1998             1997 (2)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $1.00                $1.00                $1.00
                                            -------------     ----------------     ----------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                       0.03                 0.03                 0.01
  Net realized gain (loss) on
    investments                                      0.00                 0.00                 0.00
                                            -------------     ----------------     ----------------
TOTAL FROM INVESTMENT OPERATIONS                     0.03                 0.03                 0.01
LESS DISTRIBUTIONS:
  Dividends from net investment income              (0.03)               (0.03)               (0.01)
  Distributions from net realized gain               0.00                 0.00                 0.00
                                            -------------     ----------------     ----------------
TOTAL FROM DISTRIBUTIONS                            (0.03)               (0.03)               (0.01)
                                            -------------     ----------------     ----------------
NET ASSET VALUE, END OF PERIOD                      $1.00                $1.00                $1.00
                                            -------------     ----------------     ----------------
                                            -------------     ----------------     ----------------
TOTAL RETURN (NOT ANNUALIZED)                       2.60%                2.93%                1.36%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                $64,950              $59,293              $35,253
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to average net
    assets                                          0.70%                 0.70%(6)             0.64%(6)
  Ratio of net investment income to
    average net assets                              2.56%                 2.87%(6)             2.68%(6)
---------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses                                          0.97%                 1.13%(6)             1.58%(6)
Ratio of net investment income to
  average net assets prior to waived
  fees and reimbursed expenses                      2.29%                 2.44%(6)             1.74%(6)
---------------------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND COMMENCED OPERATIONS ON APRIL 2, 1996.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(5)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(6) THIS RATIO INCLUDES INCOME AND EXPENSES CHARGED TO THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.

FINANCIAL HIGHLIGHTS                                          Money Market Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                  NATIONAL TAX-FREE MONEY MARKET
                                 CLASS A            FUND (CONT.)                     PRIME MONEY MARKET FUND (1)
                                 (CONT.)     INSTITUTIONAL CLASS                                         CLASS A
                              ----------  ----------------------  ----------------------------------------------
                                  PERIOD                  PERIOD                          SIX MONTHS
                                   ENDED  YEAR ENDED       ENDED  YEAR ENDED  YEAR ENDED       ENDED  YEAR ENDED
                               SEPT. 30,   MARCH 31,   SEPT. 30,   MARCH 31,   MARCH 31,   MARCH 31,    SEPT. 30
                                1996 (3)        1999    1998 (4)        1999        1998    1997 (2)    1996 (5)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.01        0.03        0.01        0.05        0.05        0.02        0.05
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.01        0.03        0.01        0.05        0.05        0.02        0.05
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.01)      (0.03)      (0.01)      (0.05)      (0.05)      (0.02)      (0.05)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.01)      (0.03)      (0.01)      (0.05)      (0.05)      (0.02)      (0.05)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      1.51%       3.01%       0.91%       4.83%       5.24%       2.49%       5.09%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                        $4,975     $23,929     $54,302    $577,213    $592,317    $277,044    $264,900
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets              0.62 (6)      0.30%      0.30%      0.72%      0.61%       0.55%       0.55%
  Ratio of net investment
    income to average net
    assets                          2.71 (6)      3.02%      3.05%      4.71%      5.11%       4.95%       5.06%
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                          3.56 (6)      0.62%      0.52%      0.78%      0.83%       0.75%       0.68%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         (0.23  (6)      2.70%      2.83%      4.65%      4.89%      4.75%       4.93%
----------------------------------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND COMMENCED OPERATIONS ON APRIL 2, 1996.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(5)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(6) THIS RATIO INCLUDES INCOME AND EXPENSES CHARGED TO THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.

Money Market Funds                                          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                    PRIME MONEY MARKET FUND (1)
                                                                                        (CONT.)
                                                               ADMINISTRATIVE CLASS  INSTITUTIONAL
                                                             ----------------------       CLASS
                                                                             PERIOD  ----------
                                                             YEAR ENDED       ENDED  YEAR ENDED
                                                              MARCH 31,   MARCH 31,   MARCH 31,
                                                                   1999    1998 (2)        1999
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $1.00       $1.00       $1.00
                                                             ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                     0.05        0.02        0.05
  Net realized gain (loss) on investments                          0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                   0.05        0.02        0.05
LESS DISTRIBUTIONS:
  Dividends from net investment income                            (0.05)      (0.02)      (0.05)
  Distributions from net realized gain                             0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                          (0.05)      (0.02)      (0.05)
                                                             ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                    $1.00       $1.00       $1.00
                                                             ----------  ----------  ----------
                                                             ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                     5.12%       1.57%       5.31%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                             $467,151    $600,975  $1,704,093
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                         0.43%       0.40%       0.25%
  Ratio of net investment income to average net assets            5.02%       5.34%       5.12%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                    0.59%       0.55%       0.39%
Ratio of net investment income to average net assets prior
  to waived fees and reimbursed expenses                          4.86%       5.19%       4.98%
-----------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 11, 1995.

FINANCIAL HIGHLIGHTS                                          Money Market Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                              PRIME MONEY MARKET FUND (1)(CONT.)
                                                 INSTITUTIONAL CLASS (CONT.)                       SERVICE CLASS
                              ----------------------------------------------  ----------------------------------
                                          SIX MONTHS                  PERIOD                          SIX MONTHS
                              YEAR ENDED       ENDED  YEAR ENDED       ENDED  YEAR ENDED  YEAR ENDED       ENDED
                               MARCH 31,   MARCH 31,   SEPT. 30,   SEPT. 30,   MARCH 31,   MARCH 31,   MARCH 31,
                                    1998    1997 (3)        1996    1995 (4)        1999        1998    1997 (3)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.05        0.03        0.05        0.01        0.05        0.05        0.03
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.05        0.03        0.05        0.01        0.05        0.05        0.03
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.05)      (0.03)      (0.05)      (0.01)      (0.05)      (0.05)      (0.03)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.05)      (0.03)      (0.05)      (0.01)      (0.05)      (0.05)      (0.03)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      5.58%       2.64%       5.39%     5.65%**       5.10%       5.37%       2.54%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $802,511    $538,195    $423,959     $30,606  $1,114,456    $653,693    $626,105
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.25%       0.25%       0.25%       0.26%       0.45%       0.45%       0.45%
  Ratio of net investment
    income to average net
    assets                         5.46%       5.25%       5.33%       5.67%       4.93%       5.24%       5.04%
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.41%       0.38%       0.60%       0.69%       0.68%       0.65%       0.60%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         5.30%       5.12%       4.98%       5.24%       4.70%       5.04%       4.89%
----------------------------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 11, 1995.

Money Market Funds                                          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                    PRIME MONEY MARKET FUND (1)
                                                                                        (CONT.)
                                                                          SERVICE CLASS (CONT.)
                                                             ----------------------------------
                                                                                     SIX MONTHS
                                                             YEAR ENDED  YEAR ENDED       ENDED
                                                              SEPT. 30,   SEPT. 30,   SEPT. 30,
                                                                   1996        1995    1994 (3)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $1.00       $1.00       $1.00
                                                             ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                     0.05        0.05        0.02
  Net realized gain (loss) on investments                          0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                   0.05        0.05        0.02
LESS DISTRIBUTIONS:
  Dividends from net investment income                            (0.05)      (0.05)      (0.02)
  Distributions from net realized gain                             0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                          (0.05)      (0.05)      (0.02)
                                                             ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                    $1.00       $1.00       $1.00
                                                             ----------  ----------  ----------
                                                             ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                     5.19%       5.60%     3.71%**
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                             $740,760    $614,101    $565,305
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                         0.45%       0.41%       0.41%
  Ratio of net investment income to average net assets            5.14%       5.47%       3.67%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                    0.62%       0.68%       0.89%
Ratio of net investment income to average net assets prior
  to waived fees and reimbursed expenses                          4.97%       5.20%       3.19%
-----------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(5)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(6)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

FINANCIAL HIGHLIGHTS                                          Money Market Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                             TREASURY PLUS MONEY MARKET FUND (2)
                                                                     CLASS A    ADMINISTRATIVE CLASS
                              ----------------------------------------------  ----------------------     CLASS E
                                                      SIX MONTHS                              PERIOD  ----------
                              YEAR ENDED  YEAR ENDED       ENDED  YEAR ENDED  YEAR ENDED       ENDED  YEAR ENDED
                               MARCH 31,   MARCH 31,   MARCH 31,   SEPT. 30,   MARCH 31,   MARCH 31,   MARCH 31,
                                    1999        1998    1997 (4)    1996 (5)        1999    1998 (6)        1999
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.05        0.05        0.02        0.05        0.05        0.02        0.05
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.05        0.05        0.02        0.05        0.05        0.02        0.05
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.05)      (0.05)      (0.02)      (0.05)      (0.05)      (0.02)      (0.05)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.05)      (0.05)      (0.02)      (0.05)      (0.05)      (0.02)      (0.05)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      4.62%       5.06%       2.42%       4.95%       4.85%       1.52%       4.62%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $543,903    $381,594     $66,486     $53,706    $100,109    $176,942    $584,451
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.65%       0.62%       0.55%       0.55%       0.43%       0.40%       0.65%
  Ratio of net investment
    income to average net
    assets                         4.50%       4.93%       4.81%       4.96%       4.80%       5.17%       4.54%
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.79%       0.85%       0.75%       0.67%       0.63%       0.56%       0.78%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         4.36%       4.70%       4.61%       4.84%       4.60%       5.01%       4.41%
----------------------------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(5)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(6)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

Money Market Funds                                          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                             TREASURY PLUS MONEY MARKET FUND(1)
                                                                                        (CONT.)
                                                                    CLASS E (CONT.)  INSTITUTIONAL
                                                             ----------------------       CLASS
                                                                             PERIOD  ----------
                                                             YEAR ENDED       ENDED  YEAR ENDED
                                                              MARCH 31,   MARCH 31,   MARCH 31,
                                                                   1998    1997 (2)        1999
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $1.00       $1.00       $1.00
                                                             ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                     0.05        0.00        0.05
  Net realized gain (loss) on investments                          0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                   0.05        0.00        0.05
LESS DISTRIBUTIONS:
  Dividends from net investment income                            (0.05)       0.00       (0.05)
  Distributions from net realized gain                             0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                          (0.05)       0.00       (0.05)
                                                             ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                    $1.00       $1.00       $1.00
                                                             ----------  ----------  ----------
                                                             ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                     4.99%       0.11%       5.04%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                             $715,554    $820,657    $493,987
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                         0.65%       0.65%       0.25%
  Ratio of net investment income to average net assets            4.87%       4.86%       4.92%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                    0.84%       0.88%       0.41%
Ratio of net investment income to average net assets prior
  to waived fees and reimbursed expenses                          4.68%       4.63%       4.76%
-----------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MARCH 24, 1997.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 11, 1995.

FINANCIAL HIGHLIGHTS                                          Money Market Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                     TREASURY PLUS MONEY MARKET FUND (1) (CONT.)
                                                 INSTITUTIONAL CLASS (CONT.)                       SERVICE CLASS
                              ----------------------------------------------  ----------------------------------
                                          SIX MONTHS                  PERIOD                          SIX MONTHS
                              YEAR ENDED       ENDED  YEAR ENDED       ENDED  YEAR ENDED  YEAR ENDED       ENDED
                               MARCH 31,   MARCH 31,   SEPT. 30,   SEPT. 30,   MARCH 31,   MARCH 31,   MARCH 31,
                                    1998    1997 (3)        1996    1995 (4)        1999        1998    1997 (3)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.05        0.03        0.05        0.01        0.05        0.05        0.02
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.05        0.03        0.05        0.01        0.05        0.05        0.02
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.05)      (0.03)      (0.05)      (0.01)      (0.05)      (0.05)      (0.02)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.05)      (0.03)      (0.05)      (0.01)      (0.05)      (0.05)      (0.02)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      5.41%       2.58%       5.26%     5.51%**       4.83%       5.20%       2.47%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $501,494    $449,647    $540,689     $36,443    $447,886    $367,111    $483,401
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.25%       0.25%       0.25%       0.26%       0.45%       0.45%       0.45%
  Ratio of net investment
    income to average net
    assets                         5.28%       5.11%       5.21%       5.42%       4.70%       5.07%       4.91%
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.40%       0.39%       0.59%       0.69%       0.70%       0.65%       0.61%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         5.13%       4.97%       4.87%       4.99%       4.45%       4.87%       4.75%
----------------------------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MARCH 24, 1997.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 11, 1995.

Money Market Funds                                          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                             TREASURY PLUS MONEY MARKET FUND(1)
                                                                                        (CONT.)
                                                                          SERVICE CLASS (CONT.)
                                                             ----------------------------------
                                                                                     SIX MONTHS
                                                             YEAR ENDED  YEAR ENDED       ENDED
                                                              SEPT. 30,   MARCH 31,   MARCH 31,
                                                                   1996        1995    1995 (2)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $1.00       $1.00       $1.00
                                                             ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                     0.05        0.05        0.02
  Net realized gain (loss) on investments                          0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                   0.05        0.05        0.02
LESS DISTRIBUTIONS:
  Dividends from net investment income                            (0.05)      (0.05)      (0.02)
  Distributions from net realized gain                             0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                          (0.05)      (0.05)      (0.02)
                                                             ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                    $1.00       $1.00       $1.00
                                                             ----------  ----------  ----------
                                                             ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                     5.03%       5.42%     3.75%**
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                           $1,340,325  $1,001,707    $690,630
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                         0.45%       0.42%       0.43%
  Ratio of net investment income to average net assets            4.98%       5.32%       3.72%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                    0.60%       0.66%       0.90%
Ratio of net investment income to average net assets prior
  to waived fees and reimbursed expenses                          4.83%       5.08%       3.25%
-----------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.

NOTES TO FINANCIAL STATEMENTS                                 Money Market Funds
------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION
  Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and is currently comprised of thirty-one separate series. These financial statements represent the National Tax-Free Money Market, Prime Money Market, and Treasury Plus Money Market Funds (each, a "Fund", collectively, the "Funds"), each a diversified series of the Company.
  Prior to August 1, 1998 the National Tax-Free Money Market, Prime Money Market and Treasury Plus Money Market Funds were known as the "National Tax-Free Money Market Mutual", "Prime Money Market Mutual" and "Treasury Money Market Mutual" Funds, respectively.
  Effective at the close of business on December 12, 1997, the Funds of Overland Express Funds, Inc. were consolidated into the Company in a tax-free exchange for shares of designated classes of the corresponding Stagecoach fund. Also, at the close of business on December 12, 1997, funds structured as a "feeder" fund in a "master-feeder"structure were restructured to invest directly in a portfolio of securities, rather than to invest in a portfolio of securities through a "master" portfolio. Effective on September 6, 1996 the Pacifica Funds Trust was consolidated into the Company in a tax-free exchange for shares of designated classes of the corresponding Stagecoach fund.
  The National Tax-Free Money Market Fund offers Class A and Institutional Class shares. The Prime Money Market and Treasury Plus Money Market Funds offer Class A, Administrative Class, Institutional Class, and Service Class shares. The Treasury Plus Money Market Fund also offers Class E shares. The separate classes of shares differ principally in the distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain and loss allocations and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.

Money Market Funds                                 NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

  The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
  The Funds invest only in securities with remaining maturities not exceeding 397 days (thirteen months). Certain floating- and variable-rate instruments in the portfolios may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.
  The Funds use the amortized cost method to value their portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
  Securities transactions are recorded on a trade date basis. Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered.

REPURCHASE AGREEMENTS
  Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's Portfolio of Investments. The Funds may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury or federal agency obligations.

NOTES TO FINANCIAL STATEMENTS                                 Money Market Funds
------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
  Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed at least annually.

FEDERAL INCOME TAXES
  Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 1999. The National Tax-Free Money Market Fund had estimated net capital loss carryforwards at March 31, 1999 as follows:

                                                       YEAR    CAPITAL LOSS
FUND                                                EXPIRES   CARRYFORWARDS
---------------------------------------------------------------------------
National Tax-Free Money Market Fund                    2004          $6,351
                                                       2005             437
                                                       2006           3,692
                                                       2007             535

  Any loss carryforwards from Overland are included in the Fund's carryforwards as shown above. The Company's Board of Directors intends to offset net capital gains with each capital loss carryforward, and no capital gain distribution shall be made until each such carryforward has been fully utilized or expires.
  Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by a Fund. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

Money Market Funds                                 NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

DEFERRED ORGANIZATION COSTS
  Certain costs incurred in connection with the organization of the Funds and their initial registration with the Securities and Exchange Commission and with the various states are amortized on a straight-line basis over 60 months from the date each Fund commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
  The Company has entered into separate advisory contracts on behalf of the Funds with WFB. Pursuant to the contracts, WFB has agreed to provide the Funds with daily portfolio management. Under the contracts, WFB is entitled to be paid a monthly advisory fee at an annual percentage rate of 0.30% of the average daily net assets of the National Tax-Free Money Market Fund and 0.25% of the average daily net assets of the Prime Money Market and Treasury Plus Money Market Funds. On August 1, 1998, Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of WFB, began acting as investment sub-advisor to the Funds. WCM is entitled to receive from WFB, as compensation for its sub-advisory services to the Funds, a monthly fee at the annual rate of 0.05% of the Funds' average daily net assets up to $960 million and 0.04% of the Funds' average daily net assets in excess of $960 million. WCM's minimum annual fee is $120,000 for each Fund. This minimum annual fee does not increase the advisory fees paid by the Funds to WFB.
  The Company has entered into contracts on behalf of each Fund with WFB, whereby WFB is responsible for providing custody and portfolio accounting services for the Funds. Pursuant to the contracts, WFB is entitled to certain transaction charges plus a monthly fee for custody services at an annual rate of 0.0167% of the average daily net assets of each Fund. For portfolio accounting services, WFB is entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of each Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of each Fund's average daily net assets in excess of $100 million.
  The Company has entered into a contract on behalf of the Funds with WFB, whereby WFB provides transfer agency services for the Funds. Under the transfer agency contract, WFB is entitled to receive transfer agency fees at an annual rate of 0.10% of the average daily net assets of the Class A shares of the Funds, 0.10% of the average daily net assets of the Service Class shares of the Prime Money Market and Treasury Plus Money Market Funds and the Class E shares of the Treasury Plus Money Market Fund, and 0.02% of the average daily net assets of the Institutional Class shares of the Funds and the Administrative Class shares of the Prime Money Market and Treasury Plus Money Market Funds.

NOTES TO FINANCIAL STATEMENTS                                 Money Market Funds
------------------------------------------------------------------------

  The transfer agency fees paid on behalf of the Funds for the year ended March 31, 1999, were as follows:

                                       ADMINISTRATIVE         INSTITUTIONAL   SERVICE
FUND                          CLASS A       CLASS    CLASS E      CLASS      CLASS
----------------------------------------------------------------------------------
National Tax-Free Money
  Market Fund               $  63,237         N/A        N/A  $   7,970        N/A
Prime Money Market Fund       593,229  $  114,105        N/A    215,692  $ 814,761

Treasury Plus Money Market
  Fund                        482,998      25,533  $ 629,732    100,032    453,765

  The Company has entered into contracts on behalf of the Funds with WFB, whereby WFB has agreed to provide shareholder services for the Funds. Pursuant to the contracts, WFB is entitled to receive shareholder servicing fees at an annual rate of 0.30% of the average daily net assets of the Class A shares of the Prime Money Market and Treasury Plus Money Market Funds and the Class E shares of the Treasury Plus Money Market Fund, 0.25% of average daily net assets of the Class A shares of the National Tax-Free Money Market Fund, 0.15% of the average daily net assets of the Administrative Class shares and 0.20% of the average daily net assets of the Service Class shares of the Prime Money Market and Treasury Plus Money Market Funds.
  The shareholder servicing fees paid on behalf of the Funds for the year ended March 31, 1999, were as follows:

                                             ADMINISTRATIVE             SERVICE
FUND                                CLASS A       CLASS     CLASS E       CLASS
-------------------------------------------------------------------------------
National Tax-Free Money Market
  Fund                          $   158,092         N/A         N/A         N/A
Prime Money Market Fund           1,779,596  $  771,664         N/A  $1,629,522

Treasury Plus Money Market
  Fund                            1,448,993     191,467  $1,889,196     907,530

  Prior to March 25, 1999, the Company had entered into administration agreement on behalf of the Funds whereby WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provided each Fund with administration services. Under the prior arrangement, WFB and Stephens were entitled to receive monthly fees at the annual rates of 0.03% and 0.04%, respectively, of each Fund's average daily net assets.
  On March 25, 1999, the Company entered into an Administration Agreement with WFB on behalf of the Funds. Under the Administration Agreement, WFB will act as the sole Administrator of the Funds and is entitled to receive monthly fees at an annual rate of 0.15% of the average daily net asset of the Funds.
  The Company has adopted separate Distribution Plans for Class A shares of the Funds and the Class E shares of the Treasury Plus Money Market Fund pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). The Plan for the

Money Market Funds                                 NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

Class A shares of the Funds provides that each Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, up to 0.05% of the average daily net assets attributable to the Class A shares.
  Under the Plan for Class E shares of the Treasury Plus Money Market Fund, the Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of up to 0.10% of the average daily net assets attributable to its Class E shares.
  Each Fund may participate in joint distribution activities with other Funds, in which event, expenses reimbursed out of the assets of one of the Funds may be attributable, in part, to the distribution-related activities of another Fund. Generally, the expenses of joint distribution activities are allocated among the Funds in proportion to their relative net asset sizes.
  For the year ended March 31, 1999, the Treasury Plus Money Market Fund paid distribution fees of $12,962 for Class A shares. Distribution fees for the Class A shares of the National Tax-Free Money Market and Prime Money Market Funds for the year ended March 31, 1999, are disclosed in the Statement of Operations.
  The registration fees paid on behalf of the Funds for the year ended March 31, 1999, were as follows:

                                       ADMINISTRATIVE         INSTITUTIONAL   SERVICE
FUND                          CLASS A       CLASS    CLASS E      CLASS      CLASS
----------------------------------------------------------------------------------
National Tax-Free Money
  Market Fund               $  20,714         N/A        N/A  $  15,358        N/A
Prime Money Market Fund        33,237  $  261,023        N/A     41,427  $  55,027

Treasury Plus Money Market
  Fund                         42,337     102,067  $  10,357     21,735     79,863

WAIVED FEES AND REIMBURSED EXPENSES
  The amount shown as waived fees and reimbursed expenses on the Statement of Operations for the year ended March 31, 1999 was waived by WFB. Waived fees and reimbursed expenses continue at the discretion of WFB.
  Certain officers and one director of the Company are also officers of Stephens. As of March 31, 1999, Stephens owned 265 shares of the National Tax-Free Money Market Fund, 1,580,593 shares of the Prime Money Market Fund and 144,780 shares of the Treasury Plus Money Market Fund.

3. CAPITAL SHARE TRANSACTIONS
  As of March 31, 1999, there were over 242 billion shares of $0.001 par value capital stock authorized by the Company. As of March 31, 1999, each Fund was authorized to issue 10 billion shares of $0.001 par value capital stock for each class of shares.

NOTES TO FINANCIAL STATEMENTS                                 Money Market Funds
------------------------------------------------------------------------

  Capital share transactions for the Funds were as follows:

                                                      NATIONAL TAX-FREE MONEY
                                                                  MARKET FUND
                                                  ---------------------------
                                                   FOR THE YEAR  FOR THE YEAR
                                                          ENDED         ENDED
                                                      MARCH 31,     MARCH 31,
                                                           1999      1998 (2)
-----------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                            234,230,273   243,931,477
  Shares issued in reinvestment of dividends --
    Class A                                           1,622,320       999,129
  Shares redeemed -- Class A                       (230,195,239) (220,887,156)
NET INCREASE(DECREASE) IN SHARES OUTSTANDING --
  CLASS A                                             5,657,354    24,043,450
  Shares sold -- Institutional Class(1)             506,716,299   436,296,534
  Shares issued in reinvestment of dividends --
    Institutional Class(1)                              214,647       226,125
  Shares redeemed -- Institutional Class(1)        (537,304,518) (382,213,633)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  INSTITUTIONAL CLASS(1)                            (30,373,572)   54,309,026

(1) THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(2) "SHARES SOLD" INCLUDES 65,805,624 FOR INSTITUTIONAL CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND.

Money Market Funds                                 NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

                                                              PRIME MONEY MARKET FUND
                                                       ------------------------------
                                                                         FOR THE YEAR
                                                         FOR THE YEAR           ENDED
                                                                ENDED       MARCH 31,
                                                       MARCH 31, 1999        1998 (2)
-------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                                3,566,811,184   2,095,335,772
  Shares issued in reinvestment of dividends -- Class
    A                                                       7,603,683       3,165,358
  Shares redeemed -- Class A                           (3,589,517,754) (1,783,218,311)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS A                                                 (15,102,887)    315,282,819
  Shares sold -- Administrative Class(1)                1,792,211,104   1,388,224,676
  Shares issued in reinvestment of dividends --
    Administrative Class(1)                                27,149,796       9,420,477
  Shares redeemed -- Administrative Class(1)           (1,953,181,855)   (796,735,143)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  ADMINISTRATIVE CLASS(1)                                (133,820,955)    600,910,010
  Shares sold -- Institutional Class                   10,313,551,923   2,512,557,618
  Shares issued in reinvestment of dividends --
    Institutional Class                                    19,732,250       8,027,719
  Shares redeemed -- Institutional Class               (9,431,689,997) (2,256,346,296)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  INSTITUTIONAL CLASS                                     901,594,176     264,239,041
  Shares sold -- Service Class                          2,945,429,480   2,169,506,710
  Shares issued in reinvestment of dividends --
    Service Class                                          20,604,434       1,912,601
  Shares redeemed -- Service Class                     (2,505,257,696) (2,143,905,641)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  SERVICE CLASS                                           460,776,218      27,513,670

(1) THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(2) "SHARES SOLD" INCLUDES 524,867,072 FOR CLASS A SHARES AND 878,274,456 FOR ADMINISTRATIVE CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND MONEY MARKET FUND.

NOTES TO FINANCIAL STATEMENTS                                 Money Market Funds
------------------------------------------------------------------------

                                                           TREASURY PLUS MONEY MARKET
                                                                                 FUND
                                                       ------------------------------
                                                                         FOR THE YEAR
                                                         FOR THE YEAR           ENDED
                                                                ENDED       MARCH 31,
                                                       MARCH 31, 1999        1998 (2)
-------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                                1,880,148,228   1,005,879,507
  Shares issued in reinvestment of dividends -- Class
    A                                                       4,574,374       1,522,843
  Shares redeemed -- Class A                           (1,722,403,471)   (692,284,609)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS A                                                 162,319,131     315,117,741
  Shares sold -- Administrative Class(1)                  211,237,826     267,085,382
  Shares issued in reinvestment of dividends --
    Administrative Class(1)                                 6,183,801       2,351,192
  Shares redeemed -- Administrative Class(1)             (294,254,788)    (92,508,918)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  ADMINISTRATIVE CLASS(1)                                 (76,833,161)    176,927,656
  Shares sold -- Class E                                1,690,444,889   1,732,685,998
  Shares issued in reinvestment of dividends -- Class
    E                                                               0               0
  Shares redeemed -- Class E                           (1,821,543,593) (1,837,799,382)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS E                                                (131,098,704)   (105,113,384)
  Shares sold -- Institutional Class                    5,020,036,817   1,810,109,209
  Shares issued in reinvestment of dividends --
    Institutional Class                                     5,523,692       3,525,822
  Shares redeemed -- Institutional Class               (5,033,058,755) (1,761,788,362)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  INSTITUTIONAL CLASS                                      (7,498,246)     51,846,669
  Shares sold -- Service Class                          3,847,684,188   2,944,938,308
  Shares issued in reinvestment of dividends --
    Service Class                                           5,368,260       1,738,759
  Shares redeemed -- Service Class                     (3,772,268,891) (3,062,972,733)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  SERVICE CLASS                                            80,783,557    (116,295,666)

(1) THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(2) "SHARES SOLD" INCLUDES 354,332,437 FOR CLASS A SHARES AND 206,192,634 FOR ADMINISTRATIVE CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND U.S. TREASURY MONEY MARKET FUND.

4. SUBSEQUENT EVENTS
  On March 25, 1999, the Board of Directors of the Company approved the reorganization of the Funds into new portfolios of Wells Fargo Funds Trust. The reorganization is part of a larger plan to consolidate the Stagecoach Family of Funds with the Norwest Advantage Family of Funds following last November's merger of Wells Fargo & Company and Norwest Corporation. The Company will present the reorganization to Fund shareholders for their approval at a special shareholders' meeting that is planned for August 1999.

Money Market Funds                                  INDEPENDENT AUDITORS' REPORT
------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors
Stagecoach Funds, Inc.:

  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the National Tax-Free Money Market Fund, Prime Money Market Fund, and Treasury Plus Money Market Fund (three of the funds comprising Stagecoach Funds, Inc.) as of March 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. For the Prime Money Market Fund and the Treasury Plus Money Market Fund, all years or periods indicated in the accompanying financial highlights ending prior to October 1, 1995 were audited by other auditors whose report dated November 15, 1995 expressed an unqualified opinion on this information.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards required that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Stagecoach Funds, Inc. as of March 31, 1999, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated herein, in conformity with generally accepted accounting principles.

          [LOGO]
San Francisco, California
May 7, 1999

                                                           LIST OF ABBREVIATIONS
------------------------------------------------------------------------

  The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FRN               --   Floating Rate Notes
FSA               --   Financial Security Assurance, Inc
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
LP                --   Limited Partnership
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MTN               --   Medium Term Note
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

Wells Fargo Bank, N.A. provides investment advisory services, shareholder services and/or certain other services for the Stagecoach Funds. Wells Capital Management Incorporated ("WCM") provides investment sub-advisory services for certain Stagecoach Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank, N.A. and WCM are not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-260-5969. Read the prospectus carefully before you invest or send money.



STAGECOACH FUNDS-Registered
                 Trademark-
P.O. Box 7066
San Francisco, CA 94120-7066

DATED MATERIAL
PLEASE EXPEDITE


                                                               SC MMI AR (5/99)